BENEFIT PLANS (Tables)	12 Months Ended
Mar. 31, 2018
Japan
Funded Status of Benefit Plans

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2017 and 2018 are as follows:

	March 31,
	2017	2018
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥222,106	¥220,023
Service cost	13,670	13,100
Interest cost	185	383
Actuarial gain	(6,130)	(6,420)
Benefits paid	(9,955)	(8,465)
Acquisitions of Business	—	1,429
Plan Amendment	147	—

Projected benefit obligations at end of year	220,023	220,050
Change in plan assets:
Fair value of plan assets at beginning of year	202,368	211,921
Actual return on plan assets	8,098	6,999
Employer’s contribution	11,384	10,833
Benefits paid	(9,929)	(8,439)

Fair value of plan assets at end of year	211,921	221,314

Funded status	¥(8,102)	¥1,264

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2017	2018
	(Yen in millions)
Other assets	¥444	¥6,420
Accrued pension and severance liabilities	(8,546)	(5,156)

Net amount recognized	¥(8,102)	¥1,264

Amounts Recognized in Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income consist of:

	March 31,
	2017	2018
	(Yen in millions)
Prior service cost	¥13,100	¥8,755
Actuarial loss	(47,210)	(35,949)

Accumulated other comprehensive income	¥(34,110)	¥(27,194)

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	March 31,
	2017	2018
	(Yen in millions)
Accumulated benefit obligation at end of year	¥220,023	¥220,050
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥211,449	¥32,785
Accumulated benefit obligation	211,449	32,785
Fair value of plan assets	202,903	27,629

Net Periodic Pension Costs

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2016, 2017 and 2018, include the following components:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Service cost	¥12,278	¥13,670	¥13,100
Interest cost	1,406	185	383
Expected return on plan assets	(3,836)	(3,998)	(4,166)
Amortization of prior service cost	(4,394)	(4,365)	(4,345)
Recognized actuarial loss	1,691	2,470	2,008

Net periodic pension costs	¥7,145	¥7,962	¥6,980

Changes in Other Comprehensive Income

Changes in other comprehensive income at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2016, 2017 and 2018 consist of the following components:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Prior service cost due to plan amendments	¥—	¥(147)	¥—
Net actuarial gain (loss) incurred during the year	(20,555)	10,230	9,253
Amortization of prior service cost	(4,394)	(4,365)	(4,345)
Recognized actuarial loss	1,691	2,470	2,008

Total	¥(23,258)	¥8,188	¥6,916

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year

prior service cost and actuarial loss expected to be amortized by Kyocera Corporation and its major domestic subsidiaries would be as follows:

Year ending March 31, 2019
(Yen in millions)
Amortization of prior service cost	¥(4,266)
Recognized actuarial loss	1,272

Schedule of Assumptions Used to Determine Projected Benefit Obligations and Net Periodic Pension Costs

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2017 and 2018 are as follows:

	March 31,
	2017	2018
Discount rate (%)	0.00-0.50	0.25-0.40

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Years ended March 31,
	2016	2017	2018
Discount rate (%)	0.50-0.75	0.00-0.19	0.00-0.50
Expected long-term rate of return on plan assets (%)	1.35-2.00	0.19-2.00	1.35-2.00

Plan Assets Categories

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account and pooled funds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to Kyocera’s consolidated financial statements included in this annual report on Form 20-F.

	March 31,
	2017				2018
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥—	¥96,469	¥—	¥96,469	¥—	¥98,967	¥—	¥98,967
Equity securities:
Pooled funds *[1]	—	28,124	—	28,124	—	42,425	—	42,425
Debt securities:
Corporate bonds	9,309	—	—	9,309	9,150	—	—	9,150
Pooled funds *[2]	—	14,802	—	14,802	—	14,059	—	14,059
Other types of investments:
Other	2	1,887	—	1,889	2	1,963	—	1,965
Investments measured at net asset value *[3]	—	—	—	39,545	—	—	—	43,838
Cash and cash equivalents	21,783	—	—	21,783	10,910	—	—	10,910

Total	¥31,094	¥141,282	¥—	¥211,921	¥20,062	¥157,414	¥—	¥221,314

*1	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
*2	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
*3	Certain investments that are measured at fair value using the net asset value per share or its equivalent practical expedient have not been classified in the fair value hierarchy. Those are invested in real estate funds, multi-strategy hedge funds and large-scale solar power generation business funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

Estimated Future Benefit Payments of Plans

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2019	¥10,887
2020	10,462
2021	11,123
2022	12,330
2023	13,050
2024 to 2028	65,476

Foreign Pension Plans
Funded Status of Benefit Plans

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2017 and 2018:

	March 31,
	2017	2018

	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥55,715	¥54,639
Service cost	698	716
Interest cost	1,537	1,577
Plan participants’ contributions	1	—
Actuarial (gain) loss	2,774	(785)
Benefits paid	(2,548)	(2,876)
Foreign exchange adjustment	(3,465)	1,743
Other	(73)	(40)

Benefit obligations at end of year	¥54,639	¥54,974

	March 31,
	2017	2018
	(Yen in millions)
Change in plan assets:
Fair value of plan assets at beginning of year	¥32,912	¥35,334
Actual return on plan assets	4,185	2,590
Employer contribution	2,111	1,488
Plan participants’ contributions	1	—
Benefits paid	(1,472)	(1,751)
Foreign exchange adjustment	(2,370)	270
Other expenses	(33)	(40)

Fair value of plan assets at end of year	35,334	37,891

Funded status	¥(19,305)	¥(17,083)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2017	2018

	(Yen in millions)
Other assets	¥333	¥2,543
Accrued pension and severance liabilities	(19,638)	(19,626)

Net amount recognized	¥(19,305)	¥(17,083)

Amounts Recognized in Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income consist of:

	March 31,
	2017	2018
	(Yen in millions)
Prior service cost	¥(128)	¥(103)
Actuarial loss	(17,091)	(15,057)

Accumulated other comprehensive income	¥(17,219)	¥(15,160)

	March 31,
	2017	2018

	(Yen in millions)
Accumulated benefit obligation at end of year	¥52,586	¥53,033

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	March 31,
	2017	2018
	(Yen in millions)
Other assets	¥333	¥2,543
Accrued pension and severance liabilities	(19,638)	(19,626)

Net amount recognized	¥(19,305)	¥(17,083)

Amounts recognized in accumulated other comprehensive income consist of:

	March 31,
	2017	2018
	(Yen in millions)
Prior service cost	¥(128)	¥(103)
Actuarial loss	(17,091)	(15,057)

Accumulated other comprehensive income	¥(17,219)	¥(15,160)

	March 31,
	2017	2018
	(Yen in millions)
Accumulated benefit obligation at end of year	¥52,586	¥53,033

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2017	2018
	(Yen in millions)
Projected benefit obligation	¥37,744	¥38,119
Accumulated benefit obligation	35,690	36,159
Fair value of plan assets	18,112	18,492

Net Periodic Pension Costs

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2016, 2017 and 2018 include the following components:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Service cost	¥689	¥698	¥716
Interest cost	1,732	1,537	1,577
Expected return on plan assets	(2,036)	(1,726)	(1,834)
Amortization of prior service cost	12	19	19
Recognized actuarial loss	1,256	1,068	994

Net periodic pension costs	¥1,653	¥1,596	¥1,472

Changes in Other Comprehensive Income

Changes in other comprehensive income at KII, AVX and TA in the years ended March 31, 2016, 2017 and 2018 mainly consist of the following components:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Prior service cost due to plan amendments	¥(155)	¥—	¥—
Net actuarial gain (loss) incurred during the year	(21)	(315)	1,541
Amortization of prior service cost	12	19	19
Recognized actuarial loss	1,256	1,068	994

Total	¥1,092	¥772	¥2,554

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year

If Kyocera were to prepare its consolidated financial statements in accordance with U.S. GAAP for the year ending March 31, 2019, prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2019 would be as follows:

Year ending March 31, 2019
(Yen in millions)
Amortization of prior service cost	¥19
Recognized actuarial loss	811

Schedule of Assumptions Used to Determine Projected Benefit Obligations and Net Periodic Pension Costs

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2017 and 2018 are as follows:

	March 31,
	2017	2018
Discount rate (%)	1.60-4.18	1.60-4.05
Rate of increase in compensation levels (%)	2.50-3.50	0.00-3.50

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2016, 2017 and 2018 are as follows:

Years ended March 31,
	2016	2017	2018
Discount rate (%)	1.40-4.00	1.70-4.21	1.60-4.18
Rate of increase in compensation levels (%)	2.50-4.00	2.50-3.50	2.50-3.50
Expected long-term rate of return on plan assets (%)	4.10-7.75	4.00-7.50	3.30-7.50

Plan Assets Categories

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to Kyocera’s consolidated financial statements included in this annual report on Form 20-F.

	March 31,
	2017				2018
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥6,994	¥—	¥—	¥6,994	¥6,010	¥—	¥—	¥6,010
Pooled funds *[1]	3,326	—	—	3,326	5,097	—	—	5,097
Debt securities:
Government bonds	738	—	—	738	806	—	—	806
Government agency bonds	—	1,371	—	1,371	—	1,385	—	1,385
Corporate bonds	—	1,064	—	1,064	—	1,066	—	1,066
Pooled separate accounts *[2]	—	20,414	—	20,414	—	22,329	—	22,329
Other	—	1,314	—	1,314	—	1,103	—	1,103
Cash and cash equivalents	113	—	—	113	95	—	—	95

Total	¥11,171	¥24,163	¥—	¥35,334	¥12,008	¥25,883	¥—	¥37,891

*1	This category includes pooled funds that mainly invest in U.S. equity securities that are listed on securities exchanges.
*2	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

Estimated Future Benefit Payments of Plans	Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2019	¥2,768
2020	2,827
2021	2,891
2022	2,954
2023	3,010
2024 to 2028	15,490

Foreign Savings Plans | AVX Corporation | Key Employees
Contributions to Non-Qualified Deferred Compensation Plans

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Contributions to the plans	¥750	¥685	¥688